Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables
Trade and other payables

20Trade and other payables

Amounts falling due within one year:

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Trade payables	6,715	846
Accrued expenses	26,358	1,226
Amounts due to related parties	—	56
Social security and other taxes	7,145	203
Outstanding defined contribution pension costs	9	70
	40,227	2,401

Accrued expenses includes £9,666 thousand indirectly attributable financial and capital markets advisory fees.

Social security and other taxes includes Stamp Duty payable of £6,669 thousand.

Amounts falling due after more than one year:

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Deferred transaction fee payable	5,975	—

Due to the Business Combination transaction, the Group has deferred transaction fees payable at December 31, 2021.

The Group’s exposure to market and liquidity risks, including maturity analysis, related to trade and other payables is disclosed in note 26 Financial risk management and impairment of financial assets.